Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS
Organization
Marpai, Inc.’s (the “Company”) operations are principally conducted through its wholly-owned subsidiaries, Marpai Health, Inc. (“Marpai Health”), Marpai Administrators, and Maestro Health LLC (“Maestro”). Marpai Health is our technology focused subsidiary, with a research and development team in Tel Aviv, Israel. Marpai Administrators and Maestro are our healthcare payer subsidiaries that provide administration services to self-insured employer groups across the United States. They act as a third-party administration (“TPA”) handling all administrative aspects of providing healthcare to self-insured employer groups. The Company has combined these two businesses to create what it believes to be the Payer of the Future, which has not only the licenses, processes and know- how of a payer but also the latest technology. This combination allows the Company to differentiate itself in the TPA market by delivering a technology-driven service that it believes can lower the overall cost of healthcare while maintaining or improving healthcare outcomes. Marpai Captive, Inc. (“Marpai Captive”) was founded in March 2022 as a Delaware corporation. Marpai Captive engages in the captive insurance market and commenced operations in the first quarter of 2023.
Nature of Business
The Company’s mission is to positively change healthcare for the benefit of (i) its clients who are self-insured employers that pay for their employees’ healthcare benefits and engage the Company to administer the latter’s healthcare claims, (ii) employees who receive these healthcare benefits from its clients, and (iii) healthcare providers including doctors, doctor groups, hospitals, clinics, and any other entities providing healthcare services or products.
The Company provides benefits outsourcing services to clients in the United States across multiple industries. The Company’s backroom administration and TPA services are supported by a customized technology platform and a dedicated benefits call center. Under its TPA platform, the Company provides health and welfare administration, dependent eligibility verification, Consolidated Omnibus Budget Reconciliation Act (“COBRA”) administration, and benefit billing services.
The Company continues to monitor the effects of the global macroeconomic environment, including increasing inflationary pressures; supply chain disruptions; social and political issues; regulatory matters, geopolitical tensions; and global security issues. The Company is also mindful of inflationary pressures on its cost base and is monitoring the impact on customer preferences.
Reverse Stock Split
On June 29, 2023 the Company effectuated a
one-for-four
reverse stock split of its outstanding shares of common stock. The number of authorized shares was not adjusted in connection with the reverse stock split. Throughout these unaudited condensed consolidated financial statements common stock share and per share information, including employee stock options, restricted stock awards, restricted stock units and warrants, have been revised for all periods presented to give effect to the reverse stock split.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS
Organization
Marpai, Inc. (“Marpai”) was formed as a Delaware corporation on January 22, 2021 with the intention to facilitate an initial public offering (“IPO”) and other related transactions in order to carry on the business of two healthcare subsidiaries, Marpai Health, Inc. (“Marpai Health”) and Continental Benefits LLC (“Continental Benefits”). In July 2022, Continental Benefits LLC changed its name to Marpai Administrators LLC (“Marpai Administrators”).
Marpai Health, a Delaware corporation, was incorporated on February 14, 2019. On March 21, 2019, EYME Technologies Ltd. (“EYME”), a wholly owned subsidiary of Marpai Health located in Israel, was formed. Marpai Health, along with its wholly owned subsidiary, EYME, are hereinafter referred to as “Marpai Health”.
On April 1, 2021, Marpai Health consummated the acquisition of Continental Benefits. Pursuant to the terms of the Amended and Restated Equity Interest Purchase and Reorganization Agreement, as was further addended on May 7, 2021 (collectively, the “CB Agreement”), the stockholders of Marpai Health and the sole member of Continental Benefits contributed their respective shares and ownership interests in Marpai Health and Continental Benefits to Marpai in consideration for shares of the Marpai’s Class A and Class B common stock. Additionally, options to purchase 256,900 shares of Marpai Health’s common stock and warrants to purchase 341,687 shares of Marpai Health’s common stock were exchanged, on a one-to-one
basis, for options and warrants to purchase shares of Marpai’s Class A common stock (the above transactions are hereinafter referred to as the “CB Acquisition”). As part of the CB Acquisition, approximately $3,800,000 of Marpai Health’s convertible promissory notes were exchanged for shares of common stock of Marpai immediately prior to the CB Acquisition, and pursuant to a note exchange agreement, Marpai acquired Marpai Health’s certain outstanding convertible promissory notes, with aggregate outstanding principal and accrued but unpaid interest of $2,198,459, in exchange for the issuance of Marpai’s convertible promissory notes of an equivalent aggregate principal amount. The CB Agreement called for Continental Benefits to not have less than $4,762,000 of cash on hand, and to have no debt at the time of closing of the CB Acquisition.
For accounting purposes, Continental Benefits was considered the acquiree and Marpai Health was considered the acquirer. The acquisition was accounted for using the acquisition method of accounting. See Note 4 for additional information.
On November 1, 2022, Marpai consummated the acquisition of Maestro Health, LLC (“Maestro”). Pursuant to the terms of the Purchase Agreement (“Maestro Agreement”), Marpai agreed to acquire all of the membership interests (the “Units”) of Maestro, a Delaware limited liability company (the “Maestro Acquisition”). In consideration for Marpai’s acquisition of the Units, Marpai agreed to pay the sellers an aggregate purchase price (the “Purchase Price”) of $19,900,000 determined on the closing date (the “Base Purchase Price”), which shall be payable on or before April 1, 2024 (the “Payment Date”), and shall accrue interest until such time that is paid, such that on the Payment Date the Purchase Price, plus all accrued and unpaid interest, shall equal $22,100,000 (the “Adjusted Purchase Price”).
Any unpaid portion of the Purchase Price shall accrue interest at ten percent (10%) per annum, compounding annually, calculated on the basis of a
365-day
year for the actual number of days elapsed (the “Specified Rate”), and shall be repaid as promptly as practicable to the Debt Seller. In addition, in the event Marpai or its subsidiaries receive proceeds from the sale of any securities in a private placement or public offering of securities (each an “Offering”), then Marpai shall pay to the seller an amount equal to thirty-five percent (35%) of the net proceeds of the Offering no later than sixty (60) days after the closing of Offering until such time as the Purchase Price has been paid in full

Notwithstanding the foregoing, Marpai shall be required to make cumulative payments, representing the Adjusted Purchase Price and any additional interest that will accrue on the Adjusted Purchase Price after the Payment Date,, as follows: (i) $5,000,000 to be paid by December 31, 2024, (ii) $11,000,000 of cumulative payments to be paid by December 31, 2025, and (iii) $19,000,000 of cumulative payments to be paid by December 31, 2026 and (iv) $28,000,000 of cumulative payments to be paid by December 31, 2027.
For accounting purposes, Maestro was considered the acquiree and Marpai was considered the acquirer. The acquisition was accounted for using the acquisition method of accounting, and Marpai was considered the acquiror. See Note 4 for additional information.
Marpai Captive, Inc. (“Marpai Captive”), a Delaware corporation was founded in March 2022, as a subsidiary of the Marpai. Marpai Captive is intended to engage in the captive insurance market if and when management decides to enter this market. Marpai Captive commenced operations in the first quarter of 2023.
Marpai, along with its wholly owned subsidiaries are hereinafter referred to as the “Company”. The Company did not generate any revenues prior to the acquisition of Continental Benefits.
Initial Public Offering
On October 26, 2021, the Company consummated its IPO of 1,796,875 shares of class A common stock, par value $0.0001 per share (“common stock”) for a price of $16.00 per share, generating gross proceeds of $28,750,000, which is described in Note 16. Convertible notes in the amount of $5,106,554 were converted into equity as a result of the IPO.
Nature of Business
The Company’s mission is to positively change healthcare for the benefit of (i) its clients who are self-insured employers that pay for their employees’ healthcare benefits and engage the Company to administer the latter’s healthcare claims, (ii) employees who receive these healthcare benefits from its clients, and (iii) healthcare providers including doctors, doctor groups, hospitals, clinics, and any other entities providing healthcare services or products. The Company’s operations are principally conducted through its wholly owned subsidiaries Marpai Health, Marpai Administrators, and Maestro Health.
The Company provides benefits outsourcing services to clients in the United States across multiple industries. The Companies’ backroom administration and third-party administration (“TPA”) services are supported by a customized technology platform and a dedicated benefits call center. Under its TPA platform, the Company provides health and welfare administration, dependent eligibility verification, Consolidated Omnibus Budget Reconciliation Act (“COBRA”) administration, and benefit billing services. As of the date these consolidated financial statements were available to be issued, there was no substantial impact and the Company will continue to monitor the potential impact of these factors on the Company’s consolidated financial statements.
The Company continues to monitor the effects of the global coronavirus pandemic outbreak,
(“COVID-19”)
and the global macroeconomic environment, including increasing inflationary pressures; supply chain disruptions; social and political issues; regulatory matters, geopolitical tensions; and global security issues. The Company is also mindful of inflationary pressures on its cost base and is monitoring the impact on customer preferences.